ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 1,199,756	$ 2,214,173
Allowance for doubtful accounts	(231,937)	(76,462)
Accounts receivable, net	$ 967,819	$ 2,137,711